Share-based compensation - Options on EUR/USD-denominated listed share (Detail)	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 shares $ / shares
EUR bonds
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period (in shares)	3,660,000	3,660,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period (in euros per share) | € / shares	€ 22.16
Number of share options granted in share-based payment arrangement (in shares)	(3,793)	(3,793)
Weighted average share price, share options granted (in euros per share) | € / shares	€ 22.16
Number of share options forfeited in share-based payment arrangement (in shares)	(259,668)	(259,668)
Weighted average exercise price of share options forfeited (in euros per share) | € / shares	€ 22.16
Number of share options outstanding in share-based payment arrangement at end of period (in shares)	3,396,539	3,396,539
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (in euros per share) | € / shares	€ 22.16
USD bonds
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period (in shares)	1,929,000	1,929,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period (in euros per share) | € / shares	€ 24.42
Number of share options forfeited in share-based payment arrangement (in shares)	(291,236)	(291,236)
Weighted average exercise price of share options forfeited (in euros per share) | $ / shares		$ 24.42
Number of share options outstanding in share-based payment arrangement at end of period (in shares)	1,637,764	1,637,764
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (in euros per share) | $ / shares		$ 24.42